Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities
Trade payables, other current liabilities and deferred revenue

	At December 31,
	2016	2017	2018
	(in thousands)
Trade payables	$18,358	$13,023	$9,412
Other current liabilities:
Employees and social debts	3,283	3,720	3,091
Others	1,132	1,418	1,563
Total other current liabilities	$4,415	$5,138	$4,654
Deferred revenue	$335	$740	$973

Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are generally settled on 30-day terms.

•	Other payables, primarily accrued compensation and related social charges, are non-interest bearing.
As of December 31, 2016 and 2017, trade payables included the current part of a supplier debt recorded at the discounted value calculated with an interest rate of 8.34% and amounting to $5,061,000 and $2,399,000, respectively. The final installment of the supplier debt was settled in January 2018.
As of December 31, 2016, 2017 and 2018, deferred revenue is related to maintenance revenue, recognized over the 12-month maintenance period. In 2017 and 2018, in addition to deferred maintenance revenue, the Company recognized deferred revenue related to development services agreements. At December 31, 2017 and 2018, deferred development services revenue totaled $61,000 and $148,000, respectively, which was recognized during the year ended December 31, 2018 and is expected to be recognized during the year ended December 31, 2019, respectively. There was no deferred development services revenue at December 31, 2016.